Subsequent Events (Details Textual)			0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jul. 07, 2014 Subsequent Event [Member]	Aug. 01, 2014 Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholders' Equity, Reverse Stock Split			no less than 1:20 nor more than 1:50
Class Of Warrant Or Right, Outstanding	433,380	416,529		345,623
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		345,623		587,558